As filed with the Securities and Exchange Commission on October 10, 2001.
                                                     1933 Act File No: 333-70697
                                                     1940 Act File No: 811-09119

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
         Pre-Effective Amendment No.                          [ ]
                                            -----
         Post-Effective Amendment No.         3               [X]
                                            -----
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                        4               [X]
                                            -----

                       Jackson National Separate Account V
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 381-5500
--------------------------------------------------------------------------------

                                            With a copy to:
         Patrick W. Garcy
         Asst. Vice Pres. &
         Assoc. General Counsel             Joan E. Boros, Esq.
         Jackson National Life              Jorden Burt LLP
              Insurance Company             1025 Thomas Jefferson St. NW
         1 Corporate Way                    Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective
         immediately upon filing pursuant to paragraph (b)
----
 X       on October 29, 2001 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.


Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

                       JACKSON NATIONAL SEPARATE ACCOUNT V
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-4 Item                                         each Item
--------                                         ---------------------------

Part A.  Information Required in a Prospectus    Prospectus
-------  ------------------------------------    ----------

1.   Cover Page                                  Cover Page

2.   Definitions                                 Not Applicable

3.   Synopsis                                    Key Facts; Fee Tables

4.   Condensed Financial Information             Fee Table; Advertising

5.   General Description of Registrant,          The Company; The
     Depositor and Portfolio Companies           Separate Account;
                                                 Investment Portfolios

6.   Deductions                                  Contract Charges

7.   General Description of Variable             The Annuity Contract;
     Annuity Contracts                           Purchases; Transfers;
                                                 Access To Your Money;
                                                 Income Payments (The
                                                 Income Phase); Death
                                                 Benefit; Other
                                                 Information

8.   Annuity Period                              Income Payments (The
                                                 Income Phase)

9.   Death Benefit                               Death Benefit

10.  Purchases and Contract Value                Contract Charges; Purchases

11.  Redemptions                                 Key Facts; Access To Your Money

12.  Taxes                                       Taxes

13.  Legal Proceedings                           Other Information

14.  Table of Contents of the Statement of       Table of Contents of the
     Additional Information                      Statement of Additional
                                                 Information


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information
-------  -------------------------               ----------------------

15.  Cover Page                                  Cover Page

16.  Table of Contents                           Table of Contents

17.  General Information and History             General Information
                                                 and History

18.  Services                                    Services

19.  Purchase of Securities Being Offered        Purchase of Securities
                                                 Being Offered

20.  Underwriters                                Underwriters

21.  Calculation of Performance Data             Calculation of
                                                 Performance

22.  Annuity Payments                            Income Payments; Net
                                                 Investment Factor

23.  Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement certain changes made to the Prospectus, dated May 1, 2001 for the Perspective Advantage Fixed and Variable Annuity, which was filed with the Commission on April 12,2001, as part of Post-Effective Amendment No. 2 to the Registration Statement. Accordingly, this Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                        SUPPLEMENT DATED OCTOBER 29, 2001
                                     TO THE
                                   PROSPECTUS
                                       FOR
              PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITYSM -
                      JACKSON NATIONAL SEPARATE ACCOUNT V
                                DATED MAY 1, 2001

The following changes apply to the prospectus listed above, as specified:

On page 4 the following should be added to the section entitled "Fee Table:"

Commutation Fee1: An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

On page 10 the paragraph under the "Sub-Adviser/Series" chart should be deleted in its entirety and the following paragraphs should be added:

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Series described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.

On page 11 the following paragraph should be added to the section entitled "Contract Charges":

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:
        o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
        o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

On page 12 the section entitled "Withdrawal Charge," should be deleted in its entirety and the following paragraphs should be added:

Withdrawal Charge. During the accumulation phase, you can make withdrawals from your contract without a Withdrawal Charge.

You will incur a Withdrawal Charge when you withdraw:

        o premiums which have been in your contract for nine years or less.

You will not incur a Withdrawal Charge when you withdraw:

        o earnings;

        o 10% of the value of your contract less any previous withdrawals during that contract year ("Free Withdrawal") (Note: This withdrawal option is available only once each contract year).

The Withdrawal Charge starts at 8.5% in the first year that a premium is in your contract, declines to 8% in the second year, and declines 1% a year thereafter to 0% after 9 years. The Withdrawal Charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from earnings first, then from the oldest remaining premium. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the contract. If you make a full withdrawal you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your contract, we deduct the Withdrawal Charge from the remaining value in your contract.

Note: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may waive the Withdrawal Charge on amounts you transfer from your contract to another contract issued by us to you. The amounts that you transfer may be subject to new withdrawal charges or other fees under the other contract.

Jackson National may reduce or eliminate the amount of the Withdrawal Charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a Withdrawal Charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.


On page 13 the section entitled "Capital Protection Program" should be deleted and replaced in its entirety with the following paragraph:

Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 5 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.


On page 14 the section entitled "Telephone Transactions," should be deleted and replaced in its entirety with the following paragraphs:

                       TELEPHONE AND INTERNET TRANSACTIONS

The Basics
You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide You with information about Your account. We require that You provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your PIN at www.jnl.com.

What You Can Do and How
You may make transfers by telephone or through the Internet unless You elect not to have this privilege. Any authorization given via an application, the JNL(R) Website, or through other means to JNL shall be deemed authorization by You for JNL to accept transaction instructions, including fund transfers/allocations, by You and Your financial representative unless we are notified by You to the contrary. To notify JNL, please call us at the Service Center number referenced in your contract or on your quarterly statement.

What You Can Do and When
When authorizing a transfer, You must complete Your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.


Transfer instructions You send electronically are considered to be received by Jackson National(R) at the time and date stated on the electronic acknowledgement Jackson National returns to You. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all Web-based transactions by confirmation number. If You do not receive an electronic acknowledgement, You should telephone the Service Center immediately.

How to Cancel a Transaction
Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

Our Procedures
Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by You. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than You and/or this telephonic and electronic transaction privilege at any time.


On page 16, the paragraphs headed Option 3 and Option 4 should be deleted and replaced in their entirety with the following paragraphs:

         Option 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.


On page 16 under the section entitled "Death Benefit," the following paragraphs should be added:

Special Spousal Continuation Option. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract and its optional benefits remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

On page 17 the last paragraph of the section headed "Death of Owner Before the Income Date" should be deleted and replaced in its entirety with the following paragraphs:

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an investment division will be subject to investment risk. The investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

       o single lump sum payment; or
       o payment of entire death benefit within 5 years of the date of death; or
       o payment of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.


On page 20 the following paragraphs should be added under the Section entitled "Other Information":

Dollar Cost Averaging. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.


Earnings Sweep. You can choose to move from the source accounts either a dollar amount, percentage or the earnings (only applicable from the 1-year Guaranteed Fixed Account Option and the Money Market sub-account).


(To be used with VC3723 05/01.)


--------
1 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a) Financial Statements:
                 Jackson National Life Insurance Company
                           Report of Independent Accountants
                           Consolidated Balance Sheet at December 31,
                                   2000 and 1999
                           Consolidated Statement of Income for the
                                   years ended December 31, 2000, 1999 and
                                   1998
                           Consolidated Statement of Stockholder's
                                   Equity and Comprehensive Income for the
                                   years ended December 31, 2000, 1999 and 1998
                           Consolidated Statement of Cash flows for the
                                   years ended December 31, 2000, 1999 and
                                   1998
                           Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.          Description

           1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

           2.         Not Applicable

           3.         Distribution Agreement, incorporated   by   reference  to
                      Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on August 13, 1999.

           4.a. Form of the Perspective Advantage Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

           4.b. Form of the Perspective Advantage Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

           4.c.       Form of Spousal Continuation Endorsement, attached hereto.

           5. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on August 13, 1999.

           5.b. Form of the Perspective Advantage Fixed and Variable Annuity Application, attached hereto.

           6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

           6.b. Bylaws of Depositor, incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

           7.         Not Applicable

           8.         Not Applicable

           9.         Opinion and Consent of Counsel, attached hereto.

          10. Consent of Independent Accountants (KPMG), incorporated by reference to the Registrant's Registration Statement, filed on April 12,2001.

          11.        Not Applicable

          12.        Not Applicable

          13.        Schedule of Computation of Performance, attached hereto

          14.        Not Applicable

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, Michigan  48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, Michigan  48951

         James P. Binder                    Assistant Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, Michigan 48951

         Joseph Mark Clark                  Assistant Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, Michigan 48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, Michigan 48951

         Scott Coomes                       Assistant Vice President -
         401 Wilshire Boulevard             JNLD
         Suite 1200
         Santa Monica, California 90401

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Model Office
         Lansing, Michigan 48951

         Lisa C. Drake                      Vice President & Actuary
         1 Corporate Way
         Lansing, Michigan 48951

         Joseph D. Emanuel                  Vice President & Associate
         1 Corporate Way                    General Counsel
         Lansing, Michigan 48951

         Terence M. Finan                   Assistant Vice President -
         1 Corporate Way                    GIC
         Lansing, Michigan 48951

         Robert A. Fritts                   Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, Michigan 48951            Operations

         Victor Gallo                       Senior Vice President -
         1 Corporate Way                    Group Pension
         Lansing, Michigan 48951

         Patrick W. Garcy                   Assistant Vice President
         1 Corporate Way                    and Associate General Counsel
         Lansing, Michigan 48951

         Larry D. Gardner                   Assistant Vice President -
         1 Corporate Way                    Actuarial
         Lansing, Michigan 48951

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI  48951

         James G. Golembiewski              Assistant Vice President -
         1 Corporate Way                    Associate General Counsel
         Lansing, Michigan 48951

         John A. Gorgenson                  Assistant Vice President -
         1 Corporate Way                    Compensation and Benefits
         Lansing, Michigan 48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    Relations
         Lansing, Michigan 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer and
         Lansing, Michigan 48951            Director

         Stephen A. Hrapkiewicz             Vice President - Human
         1 Corporate Way                    Resources
         Lansing, Michigan 48951

         Thomas J. Hruska, FSA, MAAA        Assistant Vice President
         1 Corporate Way                    and Deputy Actuary
         Lansing, Michigan 48951

         Roger G. Hutchison                 Assistant Vice President -
         1 Corporate Way                    Investment Accounting
         Lansing, Michigan 48951

         Cheryl Johns                       Vice President - Life Division
         1 Corporate Way
         Lansing, Michigan  48951

         Mary K. Kator                      Assistant Vice President
         1 Corporate Way                    and Senior Associate General
         Lansing, Michigan 48951            Counsel

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, Michigan 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, Michigan 48951

         Lynn W. Lopes                      Vice President - Group
         1 Corporate Way                    Pension
         Lansing, Michigan 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way                    and Director
         Lansing, Michigan 48951

         Maureen McFadden                   Assistant Vice President
         1 Corporate Way                    Client Services
         Lansing, Michigan 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel and
         Lansing, Michigan 48951            Secretary

         Dr. Andre Michaud                  Assistant Vice President -
         1 Corporate Way                    and Medical Director
         Lansing, Michigan 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, Michigan 48951

         Jacky Morin                        Vice President -
         1 Corporate Way                    Group Pension
         Lansing, Michigan 48951

         P. Chad Myers                      Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, Michigan 48951

         J. George Napoles                  Senior Vice President and
         1 Corporate Way                    Chief Information Officer
         Lansing, Michigan 48951

         Mark D. Nerud                      Vice President - Fund
         1 Corporate Way                    Accounting and Administration
         Lansing, Michigan 48951

         Russell E. Peck                    Assistant Vice President -
         1 Corporate Way                    Financial Operations
         Lansing, Michigan 48951

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, Michigan 48951

         Michael S. Rodocker                Assistant Vice President -
         1 Corporate Way                    Corporate Finance
         Lansing, Michigan 48951

         Christian J. Shiemke               Assistant Vice President -
         1 Corporate Way                    Asset/Liability
         Lansing, Michigan 48951

         David I. Slater                    Assistant Vice President
         1 Corporate Way                    and Deputy Actuary
         Lansing, Michigan 48951

         Scott L. Stolz                     Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, Michigan 48951

         Gary L. Stone                      Assistant Vice President -
         1 Corporate Way                    Human Resources
         Lansing, Michigan 48951

         Robert M. Tucker                   Vice President - Technical
         1 Corporate Way                    Support
         Lansing, Michigan 48951

         Connie J. Van Doorn                Vice President -
         1 Corporate Way                    Variable Annuity
         Lansing, Michigan 48951            Administration

         Michael A. Wells                   Executive Vice President
         1 Corporate Way                    and Director
         Lansing, Michigan 48951

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership             Principal Business

Brooke            Delaware          100%                Holding Company
Holdings, Inc.                      Holborn             Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke         Holding Company
Finance                             Holdings, Inc.      Activities
Corporation

Brooke Life       Michigan          100% Brooke         Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson      Manufacturing
Steel             Carolina          National Life       Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson       Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson       Holding Company
Holdings, Inc.                      National Life       Activities
                                    Insurance
                                    Company

Hermitage         Michigan          100% Jackson        Advertising Agency
Management LLC                      National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential      Holding Company
Delaware                            One Limited,        Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IFC Holdings,     Delaware          99% National        Broker/Dealer
Inc.                                Planning Holdings
                                    Inc.

Investment        Delaware          100% IFC Holdings,  Broker/Dealer
Centers of                          Inc.
America

IPM Products      Delaware          93% Jackson         Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL            Savings & Loan
Federal                             Thrift
Bank                                Holdings, Inc.

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Delaware          100% Jackson        Advertising/
National                            National Life       Marketing
Life                                Insurance           Corporation and
Distributors,                       Company             Broker/Dealer
Inc.

Jackson           New York          100%                Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Series        Massachusetts     Common Law          Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson        Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson        Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson        Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson        Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson        Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson        Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson        Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National       Broker/Dealer
Planning                            Planning            and Investment
Corporation                         Holdings, Inc.      Adviser

National          Delaware          100% Brooke         Holding Company
Planning                            Holdings, Inc.      Activities
Holdings, Inc.

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

PPM Holdings,     Delaware          100% Brooke         Holding Company
Inc.                                Holdings, Inc.

Prudential        United            100%                Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly            Financial
Corporation       Kingdom           Traded              Institution
PLC

Prudential        England and       100%                Holding
One Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Two Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Three Limited     Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Trust Centers     North Dakota      100% IFC Holdings,  Trust Company
of America                          Inc.

Item 27. Number of Contract Owners as of July 30, 2001.

                  Non-Qualified: 1487
                  Qualified: 2107

Item 28.  Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a) Jackson National Life Distributors, Inc. will act as general distributor for Jackson National Separate Account V. Jackson National Life Distributors, Inc. also acts as general distributor for Jackson National Separate Account - I, Jackson National Separate Account III and the JNLNY Separate Account I.


         (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Michael A. Wells                   Director
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Clark Manning                      Director
         1 Corporate Way
         Lansing, Michigan 48951

         Andrew B. Hopping                  Director, Vice President,  Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Clifford J. Jack                   President and Chief
         401 Wilshire Blvd.                 Executive Officer
         Suite 1200
         Santa Monica, California 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Pam Aurbach                        Vice President - Index Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Kendall Best                       Vice President - Strategic
         401 Wilshire Boulevard             Relations
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products and Fixed Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Senior Vice President -
         401 Wilshire Blvd.                 Divisional Director
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Scott Coomes                       Vice President - Life Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Steve Goldberg                     Assistant Vice President -
         401 Wilshire Boulevard             Annuity Support Unit
         Suite 1200
         Santa Monica, CA 90401

         Marlon G. Ignacio                 Assistant Vice President -
         401 Wilshire Boulevard            Technology Solutions
         Suite 1200
         Santa Monica, CA 90401

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Kurt Lemke                         Assistant Vice President -
         401 Wilshire Boulevard             Sales
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Boulevard             Communications (Registered Products)
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Cheryl Munn                        Assistant Vice President -
         401 Wilshire Boulevard             Marketing - IMG Products
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         Scott Robinson                     Vice President - Resource
         401 Wilshire Boulevard             Development West
         Suite 1200
         Santa Monica, CA 90401

         Gregory B. Salsbury                Executive Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         James L. Simon                     Director of Compliance
         1 Corporate Way                    and Secretary
         Lansing, Michigan 48951

         Greg Smith                         Assistant Vice President -
         401 Wilshire Boulevard             Information Technology
         Suite 1200
         Santa Monica, CA 90401

         Chad Taylor                        Assistant Vice President -
         401 Wilshire Boulevard             Sales
         Suite 1200
         Santa Monica, CA 90401

         Phil Wright                        Vice President - Marketing
         401 Wilshire Boulevard             Communications (Guaranteed Products)
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Vice President - Business Solutions
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Kristina M. Zimmerman              Assistant Vice President -
         401 Wilshire Boulevard             Advanced Markets
         Suite 1200
         Santa Monica, CA 90401

         (c)


                      Net Under      Compensation
                      -writing       on
                      Discounts      Redemption
Name of Principal     and            or Annuiti       Brokerage
Underwriter           Commissions    -zation          Commissions   Compensation
-----------           -----------    -------          -----------   ------------

Jackson
National Life          Not            Not             Not            Not
Distributors, Inc.     Applicable     Applicable      Applicable     Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings and Representations

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

         (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
                  Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 10th day of October, 2001.

                           Jackson National Separate Account - V
                                  (Registrant)

                           By:  Jackson National Life Insurance Company

                           By:  /s/ Andrew B. Hopping                        *
                                ----------------------------------------------
                                    Andrew B. Hopping
                                    Executive Vice President -
                                    Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                                    (Depositor)

                           By: /s/   Andrew B. Hopping                       *
                               -----------------------------------------------
                                     Andrew B. Hopping
                                     Executive Vice President -
                                     Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Clark P. Manning                           *             October 10, 2001
-------------------------------------------------            -------------
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells                           *             October 10, 2001
-------------------------------------------------            -------------
Michael A. Wells, Director

/s/ Andrew B. Hopping                          *             October 10, 2001
-------------------------------------------------            -------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Robert A. Fritts by Thomas J. Meyer*                     October 10, 2001
-------------------------------------------------            ---------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 7th day of September 2001.


/s/ Clark P. Manning
--------------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells
--------------------------------------
Michael A. Wells, Director


/s/ Andrew B. Hopping
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director


/s/ Robert A. Fritts
--------------------------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

                                  EXHIBIT LIST


Exhibit
No.       Description

4.c.      Form of Spousal Continuation Endorsement, attached hereto as EX-99.4c.

5.b. Form of the Perspective Advantage Fixed and Variable Annuity Application, attached hereto as EX-99.5b.

9.        Opinion of Counsel, attached hereto as EX-99.9.

13.       Schedule of Computation of Performance, attached hereto as EX-99.13.